API TRUST
                              2303 Yorktown Avenue
                            Lynchburg, Virginia 24501
                                 (804) 846-1361
                                 (800) 544-6060




                       STATEMENT OF ADDITIONAL INFORMATION




      This Statement of Additional Information (the "SAI") sets forth information regarding API Trust (the "Trust") and five of its series: the Growth Fund, the Capital Income Fund, the Multiple Index Trust, the Treasuries Trust and the Yorktown Classic Value Trust ("Value Trust") (each a "Fund" and collectively, the "Funds"). Yorktown Management & Research Company, Inc. (the "Adviser") is the investment adviser and administrator of each Fund; Yorktown Distributors, Inc. ("Distributors") is the distributor of each Fund.



                    ----------------------------------------

      This SAI is not a prospectus and should be read only in conjunction with the Funds' current Prospectus, dated, August 1, 2002, which may be obtained from:
                           Yorktown Distributors, Inc.
                       2303 Yorktown Avenue, P.O. Box 2529
                            Lynchburg, Virginia 24501
                    -----------------------------------------


                                November 15, 2002






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                                TABLE OF CONTENTS


                                                                            PAGE


GENERAL......................................................................1

INVESTMENT RESTRICTIONS......................................................1

INVESTMENT POLICIES AND RISKS................................................6

MANAGEMENT OF THE TRUST.....................................................16

DISTRIBUTION OF FUND SHARES.................................................21

PORTFOLIO TRANSACTIONS......................................................24

PRICING, ADDITIONAL PURCHASE AND EXCHANGE INFORMATION AND CONTINGENT
DEFERRED SALES CHARGE WAIVERS...............................................27

PERFORMANCE INFORMATION.....................................................29

TAXATION....................................................................33

CUSTODIANS, TRANSFER AND DIVIDEND DISBURSING AGENT..........................38

INDEPENDENT ACCOUNTANTS.....................................................38

OTHER INFORMATION...........................................................38

FINANCIAL STATEMENTS........................................................39

APPENDIX A - DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS...............40

APPENDIX B - HEDGING STRATEGIES.............................................43




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                                     GENERAL


      The Trust was organized as a Massachusetts business trust in January 1985 under the name American Pension Investors Trust and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust currently consists of six separate series: the Growth Fund, the Capital Income Fund, the Multiple Index Trust, the Treasuries Trust, the Value Trust and the Yorktown Value Income Trust ("Income Trust"). The Trust's Board of Trustees ("Board") may elect to add additional series in the future, although it has no present plan to do so. The Prospectus and this SAI relate only to shares of the Funds and not shares of Income Trust. As of the date of this SAI, the Income Trust has not commenced investment operations.


      The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value of separate series. Shares of each Fund, when issued, are fully paid, nonassessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and noncumulative voting rights. The shares of each series of the Trust will be voted separately except when an aggregate vote of all series is required by the 1940 Act.

      The Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees unless and until less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by a vote cast in person or by proxy at a meeting called for that purpose. The trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

      The investment objective of a Fund may not be changed without the affirmative vote of a majority of the Fund's "outstanding voting securities," as defined in the 1940 Act. Certain other investment restrictions that apply to a Fund may not be changed without shareholder approval, as indicated below. All other investment policies and restrictions, unless otherwise indicated, may be changed by the Board without shareholder approval. The following information supplements the discussion of each Fund's investment objective and policies found in the Prospectus.


                             INVESTMENT RESTRICTIONS

      The following investment restrictions are fundamental and, like the Funds' investment objectives, may not be changed with respect to a Fund without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund or (2) 67% or more of the shares of a Fund present at a shareholders' meeting if more than 50% of the outstanding shares of a Fund are represented at the meeting in person or by proxy.

ALL FUNDS

      A Fund will not as a matter of fundamental policy:



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

      1. Purchase any security if, as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the value of the Fund's total assets (50% of the Value Trust's total assets) may be invested without regard to this limitation and provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities") or to securities issued by other open-end investment companies and index securities;

      2. Purchase any security if, as a result of such purchase, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that (a) the Multiple Index Trust will invest at least 25% of its total assets in securities issued by other open-end investment companies, and (b) this limitation does not apply to U.S. Government securities;

      3. Purchase or sell real estate (including, with respect to the Value Trust, real estate limited partnerships); except that the Growth Fund and the Capital Income Fund may invest in the securities of companies whose business involves the purchase or sale of real estate;

      4. Purchase or sell commodities or commodity contracts including futures contracts, except that all Funds other than the Growth Fund and the Capital Income Fund may purchase or sell interest rate, stock index and foreign currency futures contracts and options thereon, may engage in transactions in foreign currencies and may purchase or sell options on foreign currencies for hedging purposes; or

      5. Make loans, except when (a) purchasing a portion of an issue of debt securities; (b) engaging in repurchase agreements; or (c) engaging in securities loan transactions limited to one-third of the Fund's total assets (5% of the Fund's total assets with respect to the Growth Fund and the Capital Income
Fund).

GROWTH FUND AND CAPITAL INCOME FUND

      The following additional fundamental investment restrictions apply only to the Growth Fund and the Capital Income Fund. Neither Fund may:

      1. Purchase any security if, as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, except U.S. Government securities or securities issued by open-end investment companies and index securities (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor issuer or unconditional guarantor of such issuer);

      2. Purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs;

      3. Make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance of purchases of portfolio securities;

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

      4. Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only from banks in amounts not exceeding the lesser of 10% of the Fund's total assets (valued at cost) or 5% of its total assets (valued at market) and, in any event, only if immediately thereafter there is asset coverage of at least 300%;

      5. Invest in puts, calls, straddles, spreads, or any combinations thereof, except that a Fund may write covered call options as described below;

      6. Mortgage, pledge or hypothecate securities, except in connection with the borrowings permitted under restriction (4) above and then only where the market value of the securities mortgaged, pledged or hypothecated does not exceed 15% of the Fund's assets (valued at cost), or 10% of its net assets (valued at market);

      7. Underwrite securities issued by other persons;

      8. Invest in companies for the purpose of exercising management or control;

      9. Purchase or retain the securities of any issuer if, to the knowledge of the Trust's management, the officers or trustees of the Trust and the officers and directors of the Adviser who each own beneficially more than 0.50% of the outstanding securities of such issuer together own beneficially more than 5% of such securities;

      10. Issue securities or other obligations senior to the Fund's shares of beneficial interest;

      11. Purchase any securities that would cause more than 2% of the value of the Fund's total assets at the time of such purchase to be invested in warrants that are not listed on the New York Stock or American Stock Exchanges, or more than 5% of the value of its total assets to be invested in warrants whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Fund in units with or attached to debt securities; or

      12. Purchase any security if, as a result of such purchase, more than 10% of the value of the Fund's total assets would be invested in illiquid securities (including repurchase agreements and time deposits maturing in more than seven days) or foreign securities which are not publicly traded in the United States.

MULTIPLE INDEX TRUST AND TREASURIES TRUST

      The following additional fundamental investment restrictions apply only to the Multiple Index Trust and the Treasuries Trust. Neither Fund may:

      1. Borrow money, except to the extent permitted by the 1940 Act;

      2. Underwrite securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal securities laws; or

      3. Issue senior securities, except as appropriate to evidence indebtedness that the Fund is permitted to incur and to issue additional classes of securities that the Board may establish, provided that the Fund's use of options, futures contracts and options thereon, and currency-related contracts will not be deemed senior securities for this purpose.

VALUE TRUST

      The following additional fundamental investment restrictions apply only to the Value Trust. The Value Trust may not:

      1. Borrow money, except (a) from a bank in an amount not in excess of one-third of the Fund's net assets or, (b) by engaging in reverse repurchase agreements;

      2. Underwrite securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal securities laws; or

      3. Issue senior securities, except as permitted by the 1940 Act and provided that the Fund's use of options, futures contracts and options thereon and currency-related contracts will not be deemed senior securities for this purpose.

      Whenever an investment policy or restriction states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, that percentage shall be determined, or that standard shall be applied, immediately after the Fund's acquisition of the security or other asset. Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund's net or total assets will not cause the Fund to violate a percentage limitation. Similarly, any later change in quality, such as a rating downgrade or the delisting of a warrant, will not cause the Fund to violate a quality standard.

      The following investment limitations may be changed for any Fund by the vote of the Board and without shareholder approval.

GROWTH FUND AND CAPITAL INCOME FUND

      Neither Fund may:

      1. Purchase or otherwise acquire the securities of any open-end investment company (except in connection with a merger, consolidation or acquisition of substantially all of the assets or reorganization of another investment company) if, as a result, the Fund and all of its affiliates would own more than 3% of the total outstanding stock of that company; or

      In addition, the underlying funds in which a Fund invests may, but need not, have the same investment objective, policies or limitations as the Fund. Although the Growth Fund and Capital Income Fund may, from time to time, invest in shares of the same underlying fund, the percentage of each Fund's assets so invested may vary, and the Adviser will determine whether such investments are consistent with the investment objective and policies of each particular Fund.


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

MULTIPLE INDEX TRUST AND TREASURIES TRUST

      Neither Fund may:

      1. Invest more than 15% of its net assets in illiquid securities, a term that means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

      2. Make short sales of securities or purchase securities on margin, except
(a) for such short-term credits as may be necessary for the clearance of the purchases of portfolio securities and (b) in connection with the Fund's use of options, futures contracts and options on future contracts; or

      3. Borrow money, except from banks for temporary purposes and for reverse repurchase agreements, and then in an aggregate amount not in excess of 10% of the Fund's total assets, provided the Fund may not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

      The underlying funds in which the Multiple Index Trust invests may, but need not, have the same investment objective, policies or limitations as the Multiple Index Trust.

VALUE TRUST

      The Value Trust may not:

      1. Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

      2. Make short sales of securities or purchase securities on margin, except
(a) for such short-term credits as may be necessary for the clearance of the purchases of portfolio securities, (b) in connection with the Fund's use of options, futures contracts and options on future contracts and (c) the Fund may sell short "against the "box";


                          INVESTMENT POLICIES AND RISKS

      The following supplements the information contained in the Prospectus concerning the Funds' investment policies and risks.

GROWTH FUND, CAPITAL INCOME FUND AND MULTIPLE INDEX TRUST

      Growth Fund and Capital Income Fund may invest up to 35% of their respective total assets directly in equity and debt market securities of U.S. issuers. Multiple Index Trust may invest up to 20% of its total assets directly in equity and debt market securities of U.S. issuers.


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

MULTIPLE INDEX TRUST AND TREASURIES TRUST

      REVERSE REPURCHASE AGREEMENTS. Although they have no intention of doing so during the coming year, each Fund may enter into reverse repurchase agreements with banks and broker-dealers up to an aggregate value of not more than 10% of its total assets. Such agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary or emergency purposes. While a reverse repurchase agreement is outstanding, a Fund will maintain with its custodian in a segregated account cash, U.S. Government securities or other liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the reverse repurchase agreement.

VALUE TRUST

      NON-DIVERSIFIED STATUS. The Value Trust is "non-diversified," as that term is defined in the 1940 Act, but intends to continue to qualify as a regulated investment company for federal income tax purposes (a "RIC"). This means, in general, that more than 5% of the value of the Fund's total assets may be invested in securities of any one issuer, but only if, at the close of each quarter of the Fund's taxable year, the aggregate amount of such holdings does not exceed 50% of the value of its total assets and no more than 25% of the value of its total assets is invested in the securities of a single issuer. To the extent that the Fund's portfolio at times will consist of the securities of a smaller number of issuers than if it were "diversified" (as defined in the 1940 Act), the Fund will at such times be subject to greater risk with respect to its portfolio securities than an investment company that invests in a broader range and number of securities, in that changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the Fund's total return and the price of the Fund's shares.

      LEVERAGE. The Fund may engage in leveraging. Leveraging by the Fund may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest and related costs that may or may not be recovered by appreciation of the securities purchased. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. There can be no certainty that the Fund will be able to borrow money when the Adviser seeks to do so or that it will be able to do so on advantageous terms.

ALL FUNDS

      REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements with U.S. banks and dealers secured by U.S. Government securities. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The Fund maintains custody of the underlying security prior to its repurchase; thus, the obligation of the bank or securities dealer to pay the repurchase price on the date agreed to is, in effect, secured by such security. If the


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

value of such security is less than the repurchase price, the other party to the agreement shall provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

      Although repurchase agreements carry certain risks not associated with direct investments in securities, each Fund intends to enter into repurchase agreements only with banks and dealers believed by the Adviser to present minimum credit risks in accordance with guidelines established by the Board. The Adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss.

      BANK OBLIGATIONS. Each Fund may invest in instruments (including certificates of deposit and bankers' acceptances) of U.S. banks and savings associations that are insured by the Federal Deposit Insurance Corporation. A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. To the extent a Fund invests more than $100,000 in a single bank or savings and loan association, the investment is not protected by federal insurance. The underlying funds may invest in similar instruments.

      COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of direct obligations of domestic issuers that, at the time of investment, are (i) rated "Prime-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1" by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "Aa" or better by Moody's or "AA" or better by S&P or (iii) securities that, if not rated, are, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest. See Appendix A to this SAI for more information on ratings assigned to commercial paper. The underlying funds may invest in similar instruments.

      ILLIQUID SECURITIES. Each Fund may invest in illiquid securities either directly (Treasuries Trust and Value Trust) or indirectly through underlying funds (Growth Fund, Capital Income Fund and Multiple Index Trust). A Fund or an underlying open-end fund may invest up to 15% of its net assets in securities for which no readily available market exists ("illiquid securities") or securities the disposition of which would be subject to legal restrictions (so-called "restricted securities") and repurchase agreements maturing in more than seven days. An underlying closed-end fund may invest without limit in such securities. A considerable period may elapse between a decision to sell such securities and the time when such securities can be sold. If, during such a period, adverse market conditions were to develop, a Fund or an underlying fund might obtain a less favorable price than prevailed when it decided to sell.

      SHORT SALES. The Growth Fund, the Capital Income Fund and the Multiple Index Trust may invest in underlying funds that sell securities short. In a short sale, the fund sells securities that it does not own, making delivery with securities "borrowed" from a broker. The fund is then obligated to replace the borrowed securities by purchasing them at the market price at the time of replacement. This price may or may not be less than the price at which the securities were sold by the fund. Until the securities are replaced, the fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. In order to borrow the securities, the fund may also have to pay a premium that would increase the cost of the securities sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

      The underlying fund also must deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
(b) the value of the collateral deposited with the broker in connection with the sale (not including the proceeds from the short sale). Each day the short position is open, the fund must maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral (1) equals the current market value of the securities sold short and
(2) is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of a fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

      An underlying fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the fund may be required to pay in connection with the short sale.

      In addition, the Value Trust and certain underlying funds may engage in short sales "against the box." A short sale is "against the box" if at all times when the short position is open the Fund or fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. The Value Trust will not engage in short sales involving securities they do not own or have the right to acquire.

      LENDING OF PORTFOLIO SECURITIES. Each Fund may lend a portion of its portfolio securities constituting up to 5% (25% in the case of the Value Trust) of its net assets to brokers, dealers, banks or other institutional investors, provided that (1) the loan is secured by cash or equivalent collateral equal to at least 100% of the current market value of the loaned securities and maintained with the Fund's custodian while portfolio securities are on loan and
(2) the borrower pays the Fund an amount equivalent to any dividends or interest received on such securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. Although a Fund does not have the right to vote securities on loan, the Fund could terminate the loan and regain the right to vote if the vote was considered important. Any underlying fund also may lend its portfolio securities pursuant to similar conditions in an amount not in excess of one-third of its total assets. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In order to minimize these risks, each Fund will make loans of securities only to firms deemed creditworthy by the Adviser and only when, in the judgment of the Adviser, the consideration that the Fund will receive from the borrower justifies the risk.

      FOREIGN SECURITIES. Each Fund, except the Treasuries Trust, may invest, either directly (the Value Trust) or indirectly through an investment in an underlying fund (the Growth Fund, the Capital Income Fund and the Multiple Index Trust) in foreign securities including common stocks, preferred stock and common stock equivalents issued by foreign companies. Investments in foreign securities involve risks relating to political and economic developments abroad as well as those that may result from the differences between the regulation to which U.S. issuers are subject and that applicable to foreign issuers. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of an underlying fund's assets and political or social instability or diplomatic developments. These risks often are heightened to the extent an underlying fund invests in issuers located in emerging markets or a limited number of countries.

      Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficient and balance of payments position. Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Moreover, the underlying funds generally calculate their net asset values and complete orders to purchase, exchange or redeem shares only on days when the New York Stock Exchange ("NYSE") is open. However, foreign securities in which the underlying funds may invest may be listed primarily on foreign stock exchanges that may trade on other days (such as U.S. holidays and weekends). As a result, the net asset value of an underlying fund's portfolio may be significantly affected by such trading on days when the Adviser does not have access to the underlying funds and shareholders do not have access to the Funds.

      Additionally, because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect an underlying fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by the underlying fund. If the value of a foreign currency rises against the U.S. dollar, the value of the underlying fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the underlying fund's assets denominated in that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, government intervention, speculation and other economic and political conditions. The costs attributable to foreign investing that an underlying fund must bear frequently are higher than those attributable to domestic investing. For example, the costs of maintaining custody of foreign securities exceed custodian costs related to domestic securities.

      Investment income and gains realized on foreign securities in which the funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the funds would be subject.

      The Value Trust may invest in foreign equity or debt securities directly or through the use of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and other similar securities convertible into securities of foreign companies. ADRs are receipts typically issued by a U.S. bank evidencing ownership of the underlying foreign securities. EDRs are receipts typically issued by a European bank evidencing ownership of the underlying foreign securities. To the extent an ADR or EDR is issued by a bank unaffiliated with the foreign company issuer of the underlying security, the bank has no obligation to disclose material information about the foreign company issuer. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations and Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

      INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Growth Fund, the Capital Income Fund and the Multiple Index Trust each seeks to achieve its investment objective by investing in shares of underlying funds and may invest up to 25% of its total assets in any one underlying fund. Each of these Funds may invest in shares of the same underlying fund; however, the percentage of each Fund's assets so invested may vary and the Funds and their affiliates may not hold more than 3% of an underlying fund's shares. If a Fund holds more than 1% of the shares of an open-end fund, that Fund will be obligated to redeem only 1% of those shares during any period of less than 30 days. Any shares of an open-end fund held by a Fund in excess of 1% of the open-end fund's outstanding shares, therefore, will be considered not readily marketable securities that, together with other such securities, may not exceed 10% of the Fund's net assets.

      The Value Trust may also invest in other investment companies. However, the Value Trust will not invest more than 10% of its total assets in securities of other investment companies or more than 5% of its total assets in securities of any investment company and will not purchase more than 3% of the outstanding voting stock of any investment company.

      The underlying funds in which the Funds invest may include new funds and funds with limited operating history. Underlying funds may, but need not, have the same investment objectives, policies and limitations as the Funds. For example, although a Fund will not borrow money for investment purposes, it may invest all of its assets in underlying funds that borrow money for investment purposes (I.E., engage in the speculative activity of leveraging) or invest up to 25% of its total assets in any one such underlying fund.

      If an underlying fund submits a matter to shareholders for vote, each Fund will either vote the shares (i) in accordance with instructions received from Fund shareholders or (ii) in the same proportion as the vote of all other holders of such securities. The Funds may not purchase shares of investment companies that are not registered with the SEC. Each Fund intends only to invest in underlying funds that intend to qualify for treatment as RICs. If an underlying fund fails to qualify for that treatment, it will be subject to federal income tax and may adversely affect an investing Fund's ability to qualify for that treatment. No assurance can be given, however, that an underlying fund will qualify for treatment as a RIC.

      OPEN-END FUNDS. Each Fund, except Treasuries Trust, may purchase shares of open-end funds that impose a front-end sales load ("Load Fund Shares") and shares of open-end funds that do not impose a front-end sales load. However, the Funds may not invest in shares of open-end funds that are sold subject to a redemption fee of more than 1%. An open-end fund is currently permitted under the rules of the National Association of Securities Dealers, Inc. ("NASD") to impose front-end sales loads as high as 8.5% of the public offering price (9.29% of the net amount invested), provided that it does not also impose an asset-based sales charge. The Adviser anticipates, however, investing substantially all of each Fund's assets in funds that impose no front-end sales load or impose a front-end sales load of no more than 3% of the public offering price of the shares. Fund purchases may often qualify for so-called quantity discounts whereby a lower front-end sales load is applied to purchases of, for example, $50,000 or more. Additionally, where possible, the Adviser will seek to reduce the front-end sales load imposed by purchasing shares pursuant to (i) letters of intent, permitting it to obtain reduced front-end sales loads by aggregating its intended purchases over time; (ii) rights of accumulation, permitting it to obtain reduced front-end sales loads as it purchases additional shares of an underlying fund; and (iii) rights to obtain reduced front-end sales loads by aggregating its purchases of several funds within a family of mutual funds. In addition to any front-end sales load imposed by an open-end fund, the open-end fund may be subject to annual distribution and service fees of up to 1.00% of the fund's average daily net assets.

      Front-end sales loads generally are split into the dealer reallowance (which typically comprises at least 80% of the amount of the charge) and the underwriter's retention. Distributors generally will be designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of Load Fund Shares by each Fund. However, Distributors will not retain any dealer reallowance in excess of 1% of the public offering price on any transaction, nor will it be designated as the dealer entitled to receive the dealer reallowance portion of the sales charge where such reallowance would exceed 1% of the public offering price.

      Although open-end fund shares are redeemable by a Fund upon demand to the issuer, under certain circumstances, an open-end fund may determine to make a payment for redemption of its shares to the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an open-end fund until the Adviser determines that it is appropriate to dispose of such securities. Such disposition generally will entail additional costs to the Fund.

      CLOSED-END FUNDS. The Growth Fund and the Capital Income Fund may purchase shares of closed-end funds. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% and 6% of the initial public offering price. Such securities are then listed for trading on the NYSE, the American Stock Exchange or the Nasdaq Stock Market ("Nasdaq") or, in some cases, may be traded in other over-the-counter ("OTC") markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

      The Growth Fund and the Capital Income Fund generally will purchase shares of closed-end funds only in the secondary market. Each Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of equity securities in the secondary market. The Funds may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

      The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares' trading at a discount to their net asset value.

      Each Fund may invest in shares of closed-end funds that are trading at a discount or a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

      A closed-end fund may issue senior securities (including preferred stock and debt obligations) or borrow money for the purpose, and with the effect, of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. A Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure. The Funds will only invest in common shares of closed-end funds and will not invest in any senior securities issued by closed-end funds.

      INDEX SECURITIES. Each Fund, except the Treasuries Trust, may invest in Standard & Poor's Depository Receipts(TM) ("SPDRs"), World Equity Benchmark Shares(TM) ("WEBS"), and other similar securities (collectively "Index Securities"). Index Securities represent interests in a fixed portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index, such as the Standard & Poor's 500 Composite Stock Price Index, but are traded on an exchange like shares of common stock. The value of index securities fluctuates in relation to changes in the value of the underlying portfolio of securities. However, the market price of index securities may not be equivalent to the pro rata value of the index it tracks. Index securities are subject to the risks of an investment in a broad-based portfolio of common stocks. Index securities are considered investments in other investment companies.

      WARRANTS. Each Fund, except the Treasuries Trust, may invest in warrants either directly (Value Trust) or indirectly through an investment in an underlying fund (Growth Fund, Capital Income Fund and Multiple Index Trust). Warrants are instruments that provide the owner with the right to purchase a specified security, usually an equity security such as common stock, at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Moreover, they are usually issued by the issuer of the security to which they relate. While warrants may be traded, there is often no secondary market for them. A Fund may invest in publicly traded warrants only. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If warrants remain unexercised at the end of the specified exercise period, they lapse and a Fund's investment in them will be lost. A Fund may not invest more than 5% of its net assets in warrants.

      CONVERTIBLE SECURITIES. Each Fund, except the Treasuries Trust, may invest directly (Value Trust) or indirectly through an investment in an underlying fund (Growth Fund, Capital Income Fund and Multiple Index Trust), in a convertible security, which is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

      The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

      A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

      DEBT SECURITIES. The Growth Fund and the Capital Income Fund may each invest up to 35% of its total assets in debt securities rated at least investment grade ("BBB" and above/ "Baa" and above) by S&P or Moody's. Multiple Index Trust may invest up to 20% of its total assets in such debt securities. In addition, the underlying funds may invest in debt securities rated at least investment grade or below. Investment grade debt securities are those that at the time of purchase have been assigned one of the four highest ratings by S&P or Moody's or, if unrated, are determined by the underlying fund's investment adviser to be of comparable quality. This includes debt securities rated "BBB" by S&P or "Baa" by Moody's. Moody's considers securities rated "Baa" to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Debt securities rated below investment grade (commonly referred to as "junk bonds"), which include debt securities rated "BB," "B," "CCC" and "CC" by S&P and "Ba," "B," "Caa," "Ca" and "C" by Moody's, are deemed by these agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. Debt securities rated lower than "B" may include securities that are in default or face the risk of default with respect to principal or interest.

      Ratings of debt securities represent the rating agencies' opinions regarding their quality and are not a guarantee of quality. Subsequent to its purchase by an underlying fund, the rating of an issue of debt securities may be reduced below the minimum rating required for purchase by that fund. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. The ratings of S&P and Moody's are described in detail in Appendix B of this SAI.

      Lower rated debt securities generally offer a higher current yield than that available from higher grade issues. However, lower rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates.

      Accordingly, the yield on lower rated debt securities will fluctuate over time. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. The market for lower rated debt securities may be thinner and less active than that for higher quality securities, which may limit an underlying fund's ability to sell such securities at their fair value in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

      An underlying fund may invest in zero coupon securities and payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on the zero coupon securities, and the "interest" on payment-in-kind securities, must be included in the underlying fund's income. Accordingly, to continue to qualify for tax treatment as a RIC and to avoid a certain excise tax, these funds may be required to distribute as a dividend an amount that is greater than the total amount of cash they actually receive. These distributions must be made from a fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. A fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

      HEDGING STRATEGIES. Each Fund, except the Treasuries Trust, may either directly (Value Trust) or indirectly through an investment in an underlying fund (Growth Fund, Capital Income Fund and Multiple Index Trust) engage in certain hedging strategies involving options, futures and forward currency exchange contracts. A Fund may also hedge currency risks associated with investments in foreign securities and in particular may hedge its portfolio through the use of forward foreign currency contracts. The objective of a hedging strategy is to protect a profit or offset a loss in a portfolio security from future price erosion or to assure a definite price for a security, stock index, futures contract, or currency. A Fund's ability to use options, futures and forward foreign currency contracts may be limited by market conditions, regulatory limits and tax considerations. These hedging strategies are described in detail in Appendix B of this SAI.

      There are transactional costs connected with using hedging strategies. In addition, the use of hedging strategies involves certain special risks, including (1) imperfect correlation between the hedging instruments and the securities or market sectors being hedged; (2) the possible lack of a liquid secondary market for closing out a particular instrument; (3) the need for additional skills and techniques beyond normal portfolio management; (4) the possibility of losses resulting from market movements not anticipated by the Adviser; and (5) possible impediments to effective portfolio management because of the percentage of the Fund's assets segregated to cover its obligations.

      FOREIGN CURRENCY TRANSACTIONS. Each Fund, except the Treasuries Trust, may either directly (Value Trust) or indirectly through an investment in an underlying fund (Growth Fund, Capital Income Fund and Multiple Index Trust) use forward or foreign currency contracts to protect against uncertainty in the level of future foreign currency exchange rates. When the Fund purchases or sells a security denominated in a foreign currency, it may be required to settle the purchase transaction in the relevant foreign currency or to receive the proceeds of the sale in the relevant foreign currency. In either event, the Fund will be obligated to acquire or dispose of the foreign currency by selling or buying an equivalent amount of U.S. dollars. To effect the conversion of the amount of foreign currency involved in the purchase or sale of a foreign security, the Fund may purchase or sell such foreign currency on a "spot" (I.E., cash) basis.

      In connection with its portfolio transactions in securities traded in the foreign currency, a Fund may enter into forward contracts to purchase or sell an agreed-upon amount of a specific currency at a future date that may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received, the normal range of which is three to fourteen days. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurately any potential gain that might result should the value of such currency increase during the contract period. These foreign currency transactions are described in detail in Appendix B of this SAI.



                             MANAGEMENT OF THE TRUST

INVESTMENT ADVISER AND ADMINISTRATOR

      The Adviser provides investment advisory and administrative services for the Funds pursuant to Investment Advisory and Administrative Services Agreements ("Advisory Agreements") with the Trust. The Adviser is controlled, as a result of stock ownership, by David D. Basten. Mr. Basten is a Trustee and Officer of the Trust.

      Each Advisory Agreement provides that, subject to overall supervision by the Board, the Adviser shall act as investment adviser and shall manage the investment and reinvestment of the assets of each Fund, obtain and evaluate pertinent economic data relative to the investment policies of each Fund, place orders for the purchase and sale of securities on behalf of each Fund, and report to the Board periodically to enable them to determine that the investment policies of each Fund and all other provisions of its Advisory Agreement are being properly observed and implemented. Under the terms of each Advisory Agreement, the Adviser is further obligated to cover basic administrative and operating expenses including, but not limited to, office space and equipment, executive and clerical personnel, telephone and communications services and to furnish supplies, stationery and postage relating to the Adviser's obligations under the Advisory Agreement.

      Each Advisory Agreement provides that it will remain in effect for two years and may be renewed from year to year thereafter with respect to a Fund, provided that renewal is specifically approved at least annually by the vote of a majority of the outstanding voting securities of that Fund, or by the Board, including a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any such party (by vote cast in person at a meeting called for that purpose). Any approval of the Advisory Agreement or the renewal thereof with respect to a Fund shall be effective to continue the Advisory Agreement with respect to that Fund notwithstanding that (a) the Advisory Agreement or the renewal thereof has not been approved by any other Fund or (b) the Advisory Agreement or renewal has not been approved by the vote of a majority of the outstanding voting securities of the Trust as a whole.

      Each Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory Agreement may be terminated as to a Fund, without penalty, by the Trustees or by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, on 60 days' written notice to the Adviser or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement may not be terminated by the Adviser unless another investment advisory agreement has been approved by the Fund in accordance with the 1940 Act. The Advisory Agreement terminates automatically upon assignment (as defined in the 1940 Act).

      In renewing the Advisory Agreements, the Trustees considered, among other matters: (1) the nature and quality of services provided by the Adviser, including investment performance of each Fund in comparison to relevant market indices and each Fund's peer group and the quality of brokerage execution provided by the Adviser; (2) the cost to the Adviser in providing its services and its profitability, including the fees paid to the Adviser and the amount of fees waived or reimbursed by the Adviser; and (3) the Adviser's positive compliance history.



      The Adviser has agreed to waive the advisory fees it charges the Growth Fund and Capital Income Fund in an amount equal to amounts Distributors retains as (i) dealer reallowances resulting from those Funds' purchases of Load Fund Shares and (ii) Rule 12b-1 fees received from underlying open-end funds.

      For the fiscal years ended May 31, 2002, 2001 and 2000, the Value Trust paid to the Adviser advisory fees in the amount of $156,624, $163,322 and $122,074, respectively, and the Adviser waived $0, $0, and $24,415, of its fees, respectively. During the fiscal years ended May 31, 2002, 2001 and 2000, the Growth Fund paid to the Adviser advisory fees in the amounts of $535,790, $698,835 and $698,473, respectively, and the Adviser waived, pursuant to the above-referenced procedure to reduce fees, a portion of its fees during those fiscal years in the amounts of $876, $59,182, and $111,895, respectively. During the fiscal years ended May 31, 2002, 2001 and 2000, the Capital Income Fund paid to the Adviser advisory fees in the amount of $46,339, $49,692 and $27,758, respectively, and the Adviser waived $9,947, $14,953 and $52,413, respectively, of its fees. During the fiscal years ended May 31, 2002, 2001 and 2000, the Multiple Index Trust paid to the Adviser advisory fees in the amount of $51,168, $67,981, and $38,936, respectively, and the Adviser waived $42,364, $27,630, and $22,392, respectively, of its fees. During the fiscal years ended May 31, 2002,

2001, and 2000, the Adviser waived all advisory fees for the Treasuries Trust in the amounts of $30,951, $21,203, and $19,299, respectively.

      In addition to the advisory fees, the Trust and the Funds are obligated to pay certain expenses that are not assumed by the Adviser or Distributors. These expenses include, among others, securities registration fees, compensation for non-interested trustees, interest expense, taxes, brokerage fees, commissions and sales loads, custodian charges, transfer agency fees, certain distribution expenses pursuant to a plan of distribution adopted in the manner prescribed under Rule 12b-1 under the 1940 Act, if any, legal expenses, insurance expenses, association membership dues and the expense of reports to the shareholders, shareholders' meetings and proxy solicitations. The Trust and the Funds are also liable for nonrecurring expenses as may arise, including litigation to which the Trust or a Fund may be a party.

TRUSTEES AND OFFICERS

      The table below provides information about the Trust's trustees and officers, including biographical information about their business experience. The address of each trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501.



TRUSTEES AND OFFICERS

         The table below provides information about the Trust's trustees and officers, including biographical information about their business experience. The address of each trustee and officer is 2303 Yorktown Avenue,
Lynchburg, Virginia 24501.

                                                       TERM OF OFFICE
                               POSITION(S) HELD        AND LENGTH OF               PRINCIPAL OCCUPATION(S)
        NAME AND AGE            WITH THE TRUST         SERVICE (*)                DURING PAST FIVE YEARS
        -------------           --------------         -----------                ----------------------

INTERESTED TRUSTEES:
--------------------
David D. Basten                 President and         Since 1985        President and Director, Yorktown Management
Age 51                          Trustee                                 & Research Company, Inc.; President and
                                                                        Director, Yorktown Distributors, Inc.;
                                                                        President,  Yorktown Financial Corp.
                                                                        (insurance); Vice President,  The Travel
                                                                        Center of Virginia,  Inc.; Partner, The
                                                                        Rivermont  Company (real estate).  He is the
                                                                        brother of Louis B. Basten III.

Louis B. Basten III             Secretary/Treasurer   Since 1993        Secretary/Treasurer and Director, Yorktown
Age 59                          and Trustee                             Management & Research Company, Inc.;
                                                                        Secretary/Treasurer and Director, Yorktown
                                                                        Distributors, Inc.; President, Mid-State
                                                                        Insurance; Secretary/Treasurer, The Travel
                                                                        Center of Virginia, Inc.; Managing Partner,
                                                                        The Rivermont Company (real estate). He is
                                                                        the brother of David D. Basten.

DISINTERESTED TRUSTEES:
-----------------------

Mark A. Borel                   Trustee               Since 1985        President, Borel Construction Company, Inc.;
Age 50                                                                  President, Borel Properties (real estate);
                                                                        President, Borel Associates (real estate);
                                                                        Partner, James Riviera, L.L.C. (real
                                                                        estate); President, MOBOWAD, Inc. (real
                                                                        estate); Partner, New London Development
                                                                        Company (real estate); Vice-President,
                                                                        Winnbo Electric (electrical contractor);
                                                                        Partner, HAB, L.L.C. (real estate);
                                                                        President, JAMBO International (commercial
                                                                        real estate); Partner, City Place, LLC
                                                                        (commercial real estate); Partner,
                                                                        JAMBORITA, LLC (commercial real estate).


                                                         18

                                                       TERM OF OFFICE
                               POSITION(S) HELD        AND LENGTH OF               PRINCIPAL OCCUPATION(S)
        NAME AND AGE            WITH THE TRUST         SERVICE (*)                DURING PAST FIVE YEARS
        -------------           --------------         -----------                ----------------------


Stephen B. Cox                  Trustee               Since 1995        Sole Proprietor, Legacy Logging; Vice
Age 54                                                                  President, Healing Harvest Forest Foundation
                                                                        (non-profit).

G. Edgar Dawson III             Trustee               Since 1995        Shareholder, Officer and Director, Petty,
Age 46                                                                  Livingston, Dawson, & Richards, P.C. (law
                                                                        firm).

Wayne C. Johnson                Trustee               Since 1988        Director of Operations, C.B. Fleet Company,
Age  49                                                                 Inc. (pharmaceuticals); prior to April 2000,
                                                                        he was Director of Human Resources at the
                                                                        same company.

OFFICERS:
---------

Charles D. Foster               Chief Financial       Since 1988        Chief Financial Officer, Yorktown Management
Age 41                          Officer                                 & Research Company, Inc.; Chief Financial
                                                                        Officer, Yorktown Distributors, Inc.

M. Dennis Stratton              Controller            Since 1988        Controller, Yorktown Management & Research
Age 39                                                                  Company, Inc.; Controller, Yorktown
                                                                        Distributors, Inc.


(*)     Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

Mr. David Basten and Mr. Louis Basten are considered to be "interested persons" (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust's investment adviser or its affiliated entities.

         The following table shows the amount of equity securities in the Funds owned by the Trustees as of the calendar year ended December 31, 2001:

----------------------------------------------------------------------------------------------------------------------
DOLLAR RANGE OF       INTERESTED                    DISINTERESTED
EQUITY SECURITIES     TRUSTEES:                     TRUSTEES:
OWNED:                --------                      --------
-----
----------------------------------------------------------------------------------------------------------------------
                      David D.        Louis B.      Mark A. Borel    Stephen B. Cox   G. Edward        Wayne C.
                      Basten          Basten                                          Dawson, III      Johnson
----------------------------------------------------------------------------------------------------------------------
Growth Fund           Over $100,00    None          $1-$10,000       None             None             $1-$10,000
----------------------------------------------------------------------------------------------------------------------


                                                         19

----------------------------------------------------------------------------------------------------------------------
DOLLAR RANGE OF       INTERESTED                    DISINTERESTED
EQUITY SECURITIES     TRUSTEES:                     TRUSTEES:
OWNED:                --------                      --------
-----
----------------------------------------------------------------------------------------------------------------------
Capital Income Fund   $50,001 -       None          $1-$10,000       None             None             None
                      100,000
----------------------------------------------------------------------------------------------------------------------
Value Trust           Over $100,00    None          $1-$10,000       None             None             None
----------------------------------------------------------------------------------------------------------------------
Multiple Index Trust  Over 100,000    $1-$10,000    $1-$10,000       None             None             None
----------------------------------------------------------------------------------------------------------------------
Treasuries Trust      $0 - $10,000    None          None             None             None             None
----------------------------------------------------------------------------------------------------------------------
Aggregate Dollar      Over $100,000   $1-$10,000    $10,001          None             None             $1-$10,000
Range of Equity                                     -$50,000
Securities in the
Trust's Funds
----------------------------------------------------------------------------------------------------------------------

         The Trust has an Audit Committee, consisting of Messrs. Borel, Cox, Dawson and Johnson. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met twice during the last fiscal year.

         The Trust also has a Nominating Committee, consisting of Messrs. Borel, Cox, Dawson and Johnson, each of who is a disinterested member of the Board. The primary responsibilities of the Nominating Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating Committee also evaluates and nominates Board member candidates.



         Because the Adviser performs substantially all of the services necessary for the operation of the Trust and the Funds, the Trust requires no employees. No officer, trustee or employee of the Adviser currently receives any compensation from the Trust for acting as a Trustee or officer.

         The Trust pays each Trustee who is not an "interested person" of the Trust $1,200 for his attendance at each meeting of the Board. There are no pension or retirement benefits accrued as part of the Trust's expenses and there are no estimated annual benefits to be paid upon retirement. The following table shows the fees paid to the Trustees during the fiscal year ended May 31, 2002, for their services to the Trust.

                                                      TRUSTEES' COMPENSATION FOR
TRUSTEE                                                FISCAL YEAR ENDED 5/31/02
-------                                                -------------------------

INTERESTED TRUSTEES:
--------------------

David D.  Basten                                                   $ 0
Louis B.  Basten III                                               $ 0

DISINTERESTED TRUSTEES:
-----------------------

Mark A.  Borel                                                   $4,800
Stephen B.  Cox                                                  $4,800
G.  Edgar Dawson III                                             $4,800
Wayne C.  Johnson                                                $4,800


                           DISTRIBUTION OF FUND SHARES

         Distributors, located at 2303 Yorktown Avenue, Lynchburg, Virginia, acts as distributor of shares of the Funds under distribution agreements with the Trust ("Distribution Agreements") that require Distributors to use its best efforts to sell shares of the Funds. Shares of the Funds are offered continuously.

         As distributor of Fund shares, Distributors may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of the Funds' shares or the servicing and maintenance of shareholder accounts, including compensation to employees of Distributors; compensation to and expenses, including overhead and telephone and other communication expenses, of Distributors and selected dealers who engage in or support the distribution of shares or who service shareholder accounts; the costs of printing and distributing prospectuses, statements of additional information, and reports for other than existing shareholders; the costs of preparing, printing and distributing sales literature and advertising materials; and internal costs incurred by Distributors and allocated by Distributors to its efforts to distribute shares of the funds, such as office rent, employee salaries, employee bonuses and other overhead expenses.

         The Adviser normally pays brokers a sales commission of 1 1/2% at the time of the sale of fund shares. In addition, Distributors pays brokers a fee based on the average amount of client assets maintained in the funds during the month at the following rates: Growth Fund - 1.00%; Capital Income Fund - 0.50%; Multiple Index Trust - 0.40%; Treasuries Trust - 0.30%; and Value Trust - 0.75%.

         In some instances, Distributors may offer additional incentives only to certain brokers that have sold or may sell significant amounts of shares. Such incentives may include permitting brokers to be named the dealer of record on underlying fund shares purchased by the Growth Fund, the Capital Income Fund or the Multiple Index Trust with the result that those brokers could receive trail commissions from the underwriters of those underlying funds. These commissions could be paid as long as a fund held the underlying fund shares in its portfolio and the underwriters continued to pay the trail commissions. If these commissions were not paid to those brokers, then, with respect to the Growth Fund and the Capital Income Fund, the commissions could be paid to Distributors and could thereby reduce the fees paid by the Funds to the Adviser for advisory services.

         Distributors also may pay certain banks, fiduciaries, custodians for public funds, investment advisers and broker-dealers a fee for administrative services in connection with the distribution of Fund shares. Such fees would be based on the average net asset value represented by shares of the administrators' customers invested in a Fund. This fee is in addition to any commissions these entities may receive from Distributors out of the fees it receives pursuant to a distribution plan, and, if paid, will be reimbursed by the Adviser and not a Fund.

         Applicable banking laws prohibit certain deposit-taking institutions from underwriting or distributing securities. There is currently no precedent prohibiting banks from performing administrative services in connection with the distribution of fund shares. If a bank were prohibited from performing such administrative services, its shareholder clients would be permitted to remain shareholders of the fund and alternate means of servicing such shareholder would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

         GROWTH FUND, CAPITAL INCOME FUND AND VALUE TRUST. Under plans of distribution ("Plans") adopted by the Trust's Board of Trustees and approved by the shareholders of each of the Growth Fund, the Capital Income Fund, and the Value Trust pursuant to Rule 12b-1 under the 1940 Act, each of these Funds pays Distributors a monthly fee as compensation for Distributors' distribution activities and another monthly fee for Distributors' service activities with respect to each Fund and its shareholders. The Growth Fund pays Distributors a distribution fee at the annual rate of 0.75% of the average daily net assets of the Fund and a service fee at the annual rate of 0.25% of the average daily net assets of the Fund. The Capital Income Fund pays Distributors a distribution fee at the annual rate of 0.25% of the average daily net assets of the Fund and a service fee at the annual rate of 0.25% of the average daily net assets of the Fund. The Value Trust pays Distributors a distribution fee at the annual rate of 0.65% of the average daily net assets of the Fund and a service fee at the annual rate of 0.25% of the average daily net assets of the Fund.

         During the period they are in effect, the Plans obligate the Funds to pay fees to Distributors as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. Thus, even if Distributors' expenses exceed its fees, the Funds will not be obligated to pay more than those fees and, if Distributors' expenses are less than such fees, it will retain the full fee and realize a profit.

         For the fiscal year ended May 31, 2002, the Growth Fund, the Capital Income Fund and the Value Trust paid to Distributors aggregate distribution fees of $536,666, $44,326 and $156,624, respectively. For the same period, Distributors estimates that the following distribution related expenses were incurred on behalf of or allocable to each Fund:

                                                  CAPITAL
                                  GROWTH          INCOME          VALUE
                                  FUND            FUND            TRUST
                                  ----            ----            -----

(a)   brokers'
      commissions                  $499,178        $44,628         $86,872
(b)   printing of
      prospectuses                    4,023            677           1,254
      and statements
      of additional
      information
(c)   allocated
      costs                          33,465              0          18,954
                                  ---------       --------        --------
            Total                  $536,666        $45,305        $107,080

      "Allocated costs" include various internal costs allocated by Distributors to its distribution efforts. These internal costs encompass office rent and other overhead expenses of Distributors.

      In approving these Plans, the Board considered all relevant factors, including that as the size of each Fund increases, each Fund should experience economies of scale and greater investment flexibility. The Board also considered the compensation to be received by Distributors under the Plans and the benefits that would accrue to the Adviser as a result of the Plans in that the Adviser receives advisory fees that are calculated based upon a percentage of the average net assets of each Fund, which fees would increase if the Plans were successful and the Funds attained and maintained significant asset levels.

      The Plans will remain in effect for one year from the date of approval. Thereafter, each Plan, together with any related agreements, will continue in effect for successive periods of one year so long as such continuance is specifically approved by votes of a majority of both (a) the Board and (b) those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Plan and such related agreements. Each Plan may be terminated at any time with respect to any Fund by vote of a majority of the disinterested trustees or by vote of a majority of the outstanding voting securities of each Fund.

      While the Plans are in effect, the selection and nomination of Trustees who are not interested persons of the Trust, as defined in the 1940 Act, shall be committed to the discretion of the Trustees who are themselves not interested persons. Under the Plans, any person authorized to direct the disposition of monies paid by the Trust must provide to the Board, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

      In addition to payments under the Plans, Distributors receives any contingent deferred sales charges payable with respect to redemptions of shares of the Funds. For the fiscal years ended May 31, 2002, 2001 and 2000, respectively, Distributors collected contingent deferred sales charges in the amount of $4,444, $4,927 and $1,028 with respect to the Growth Fund, $4,628, $10,265 and $1,086 with respect to the Capital Income Fund, $5,106, $763 and $1,198 with respect to the Multiple Index Trust, $7,013, $1,275 and $1,253 with respect to the Treasuries Trust, and $4,335, $2,560 and $8,584, with respect to the Value Trust.

      With respect to the Growth Fund and the Capital Income Fund, Distributors also may receive dealer reallowances (up to a maximum of 1% of the public offering price) and/or distribution payments on purchases by the Funds of shares of open-end funds sold with a sales load and/or which have a distribution plan. For the fiscal year ended May 31, 2002, such payments and reallowances amounted to $876 and $7,368, respectively, for the Growth Fund and the Capital Income Fund.


                             PORTFOLIO TRANSACTIONS

      Subject to policies established by the Board, the Adviser is responsible for the execution of each Fund's portfolio transactions and the allocation of brokerage transactions. In effecting portfolio transactions, the Adviser seeks to obtain the best net results for each Fund. This determination involves a number of considerations, including the economic effect on the Fund (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions paid. Purchases from underwriters include an underwriting commission or concession and purchases from dealers serving as market makers include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Funds will deal with the primary market makers unless more favorable prices are obtainable elsewhere.

      Under the 1940 Act, a mutual fund must sell its shares at the price (including sales load, if any) described in its prospectus, and current rules under the 1940 Act do not permit negotiations of sales loads. Currently, an open-end fund is permitted to impose a front-end sales load of up to 8.5% of the public offering price, provided it does not also impose an asset-based sales charge. The Adviser takes into account the amount of the applicable sales load, if any, when it is considering whether or not to purchase shares of an underlying fund. The Adviser anticipates investing substantially all of the assets of the Growth Fund, the Capital Income Fund and the Multiple Index Trust in funds that impose no front-end sales load or impose a front-end sales load on the Fund of no more than 1%, in the case of the Multiple Index Trust, and 3%, in the case of the Growth Fund and Capital Income Fund, of the public offering price. The Adviser, to the extent possible, seeks to reduce the sales load imposed by purchasing shares pursuant to (i) letters of intent, permitting purchases over time; (ii) rights of accumulation, permitting it to obtain reduced sales charges as it purchases additional shares of an underlying fund; and (iii) rights to obtain reduced sales charges by aggregating its purchases of several funds within a "family" of mutual funds. The Adviser also takes advantage of exchange or conversion privileges offered by any "family" of mutual funds.

      With respect to purchases of shares of underlying funds subject to a front-end sales load at the time of purchase ("load fund shares"), the Adviser may direct, to the extent possible, substantially all of the orders to

Distributors. Where Distributors acts as the dealer with respect to purchases of load fund shares, it retains dealer reallowances on those purchases up to a maximum of 1% of the public offering price of the shares. Distributors is not designated as the dealer on any sales where such reallowance exceeds 1% of the public offering price. In the event Distributors is unable to execute a particular transaction, the Adviser will direct such order to another broker-dealer.

      Distributors may assist in the execution of Fund portfolio transactions to purchase underlying fund shares for which it may receive distribution payments from the underlying funds or their underwriters or sponsors in accordance with the normal distribution arrangements of those funds. These payments are separate from the dealer reallowances noted above. In providing execution assistance, Distributors receives orders from the Adviser; places them with the underlying fund's distributor, transfer agent or other person, as appropriate; confirms the trade, price and number of shares purchased; and assures prompt payment by the Fund and proper completion of the order.

      For the fiscal year ended May 31, 2002, payments and reallowances received by Distributors with respect to the purchase of underlying funds shares amounted to $876 and $7,368, respectively, for the Growth Fund and Capital Income Fund.

      Distributors also may retain brokerage commissions on portfolio transactions of underlying funds held in the portfolio of the Growth Fund, the Capital Income Fund and Multiple Index Trust, including funds that have a policy of considering sales of their shares in selecting broker-dealers for the execution of their portfolio transactions. Payment of brokerage commissions to Distributors on such transactions is not a factor considered by the Adviser in selecting an underlying fund for investment.

      A factor in the selection of brokers to execute the Funds' portfolio transactions is the receipt of research, analysis, advice and similar services. To the extent that research services of value are provided by brokers with or through whom the Adviser places the Funds' portfolio transactions, the Adviser may be relieved of expenses that it might otherwise bear. Research services furnished by brokers through which a Fund effects securities transactions may be used by the Adviser in advising other Funds, and, conversely, research services furnished to the Adviser by brokers in connection with other Funds the Adviser advises may be used by the Adviser in advising a Fund. Research and other services provided by brokers to the Adviser or the Funds is in addition to, and not in lieu of, services required to be performed by the Adviser under its Advisory Agreement. For the fiscal year ended May 31, 2002, the Adviser directed $29,245,407, $2,676,130, and $11,138,112 in portfolio transactions on behalf of the Growth Fund, Capital Income Fund, and Value Trust, respectively, to brokers chosen because they provided research services, for which the Growth Fund, Capital Income Fund, and Value Trust paid $60,927, $3,560, and $39,665, respectively, in commissions.

      The Treasuries Trust the Multiple Index Trust did not direct any portfolio transactions to brokers or dealers chosen because they provided research services.

      Another factor in the selection of brokers is the sale of Fund shares. Where all major factors such as price and execution capability are equal, the fact that a broker has sold Fund shares may be considered in placing portfolio transactions. The Funds reserve the right to pay brokerage commissions to brokers affiliated with the Trust or with affiliated persons of such persons. Any such commissions will comply with applicable securities laws and regulations. In no instance, however, will portfolio securities be purchased from or sold to the Adviser or any other affiliated person. Since the Funds' inception, no brokerage commissions have been paid to such affiliated persons.

      The Trust expects that purchases and sales of money market instruments will usually be principal transactions and purchases and sales of other debt securities may be principal transactions. Thus, the Funds will normally not pay brokerage commissions in connection with those transactions. Money market instruments are generally purchased directly from the issuer, an underwriter or market maker for the securities and other debt securities may be purchased in a similar manner. Purchases from underwriters include an underwriting commission or concession and purchases from dealers serving as market makers include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Funds will deal with the primary market makers unless more favorable prices are obtainable elsewhere.

      Investment decisions for each Fund are made independently of each other in light of differing considerations. However, the same investment decision may occasionally be made for more than one Fund. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the Funds as to amount according to a formula deemed equitable to the Funds. While in some cases this practice could have a detrimental effect upon the price or quantity of the security as far as a Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to a Fund.

      The policy of the Trust with respect to brokerage is reviewed by the Board from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

      During the fiscal years ended May 31, 2002, 2001, and 2000, the Growth Fund, the Capital Income Fund, the Value Trust and the Multiple Index Trust paid the following amounts in brokerage commissions:


                                         FISCAL YEAR ENDED
                                         -----------------

                             5/31/02         5/31/01          5/31/00
                             -------         -------          -------

   Growth Fund              $ 133,973       $ 132,695        $ 117,668

   Capital Income Fund      $   8,605       $  27,082        $  12,911

   Value Trust              $ 112,855       $ 129,225        $ 135,143

   Multiple Index Trust     $  24,759       $  17,722        $  19,759

      The portfolio turnover rate may vary greatly from year to year for any Fund and will not be a limiting factor when the Adviser deems portfolio changes appropriate. The annual portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the Fund during the year.


              PRICING, ADDITIONAL PURCHASE AND EXCHANGE INFORMATION
                  AND CONTINGENT DEFERRED SALES CHARGE WAIVERS

DETERMINING NET ASSET VALUE

      Each Fund determines its net asset value per share as of the close of regular trading (currently 4:00 p.m., eastern time) on the NYSE on each business day, which is defined as each Monday through Friday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a Fund is determined by dividing the Fund's total net assets by the number of shares outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables and other assets and subtracting liabilities.

      VALUE TRUST. Foreign security prices are expressed in their local currency and translated into U.S. dollars at current exchange rates. Any changes in the value of forward contracts due to exchange rate fluctuations are included in the determination of net asset value. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. When events materially affecting the value of such securities or exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

PURCHASE OF SHARES

      When shares of a Fund are initially purchased, an account is automatically established for the shareholder. Any shares of that Fund subsequently purchased or received as a distribution are credited directly to the shareholder's account. No share certificates are issued unless specifically requested in writing to the Trust. Certificates are issued in full shares only. In addition, no certificates are issued for shares purchased by check until 15 business days have elapsed, unless the Trust is reasonably assured that payment for the shares has been collected. There is no charge for certificate issuance.

EXCHANGE OF SHARES

      Shareholders will receive at least 60 days notice of any termination or material modification of the exchange privilege described in the prospectus, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a Fund temporarily delays or ceases the sale of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.

CONTINGENT DEFERRED SALES CHARGE WAIVERS.

      The contingent deferred sales charge is waived on redemptions of shares if: (1) the investor's dealer of record notifies Distributors prior to the time of investment that the dealer waives the payment otherwise payable to him; (2) the redemption is made to a Systematic Withdrawal Plan provided that the amount redeemed for a particular Fund does not exceed on an annual basis 10% of the account value at the time the election to participate in the Systematic Withdrawal Plan; (3) the redemption is made by an investor who invested at least $100,000 in a Fund directly through Distributors; or (4) the redemption is made to facilitate minimum required distributions from an IRA or other retirement plan account after age 70 1/2.

TELEPHONE TRANSACTIONS

      Shareholders may initiate three types of transactions by telephone: telephone exchanges; telephone redemptions by wire; and telephone redemptions by check. Once a telephone transaction request has been placed, it cannot be revoked.

      The telephone redemptions by wire privilege must be elected by you when you fill out your initial application or you may select that option later by completing the appropriate form(s) that is available from Shareholder Services. The telephone exchange privilege and telephone redemptions by check privilege are available to shareholders of the funds automatically, unless declined in the application or in writing.

      The Funds will employ reasonable procedures to confirm that instructions received by telephone (including instructions with respect to changes in addresses) are genuine, such as requesting personal identification information that appears on an account application and recording the telephone conversation. A shareholder will bear the risk of loss due to unauthorized or fraudulent instructions regarding his or her account, although the Funds may be liable if reasonable procedures are not employed.


UNDELIVERABLE MAIL

      If the U.S. Postal Service cannot deliver a check representing the payment of a distribution to a shareholder, or if any such check remains uncashed for six months, the check(s) will be reinvested in shares of the distributing fund at their then-current net asset value per share and all future distributions to that shareholder will be reinvested in fund shares.


                             PERFORMANCE INFORMATION

      From time to time, quotations of each Fund's average annual total return ("Standardized Return") may be included in advertisements, sales literature or shareholder reports. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed initial investment of $1,000, assuming the investment has been held for periods of one year, five years and ten years as of a stated ending date. If a five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a period corresponding to the life of the Fund. Standardized Return assumes that all dividends and other distributions were reinvested in shares of the Fund.

      In addition, other total return performance data ("Non-Standardized Return") regarding a Fund may be included in advertisements, sales literature or shareholder reports. Non-Standardized Return shows a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); and it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted. Non-Standardized Return may consist of cumulative total returns, average annual total returns, year-by-year rates or any combination thereof. Cumulative total return represents the cumulative change in value of an investment in a Fund for various periods. Average annual total return refers to the annual compound rate of return of an investment in a Fund. The total return of a Fund is increased to the extent that the Adviser has waived all or a portion of its advisory fee or reimbursed all or a portion of the Fund's expenses. Total return figures are based on historical performance of a Fund, show the performance of a hypothetical investment and are not intended to indicate future performance. Additional information about each Fund's performance is contained in the Funds' annual report to shareholders, which may be obtained without charge by contacting the Trust at the address or telephone numbers on the cover of the Prospectus.

      The Funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

TOTAL RETURN CALCULATIONS

      AVERAGE ANNUAL TOTAL RETURN - Standardized Return used in the Funds' Performance Advertisements are calculated according to the following formula:
                     n
            P (1 + T)   =     ERV

where:      P           =     a hypothetical initial payment of $1,000
            T           =     average annual total return
            n           =     number of years
            ERV         =     ending redeemable value of a hypothetical $1,000
                              payment made at the beginning of that period.

      Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. In calculating the ending redeemable value all dividends and distributions by the Funds are assumed to have been reinvested at net asset value on the reinvestment dates during the period. In addition, contingent deferred sales charges are taken into account. Total return, or "T" in the formula above, is computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value. The Standardized Total Annual Return for each Fund is indicated in the chart below.

--------------------------------------------------------------------------------
                                                                 AVERAGE
                                                 AVERAGE         ANNUAL
                                                 ANNUAL          RETURN
                     PERIOD ENDED    AVERAGE     RETURN          (AFTER TAXES
                     MAY 31, 2002    ANNUAL      (AFTER TAXES    ON
FUND                                 RETURN      ON              DISTRIBUTIONS
                                                 DISTRIBUTIONS)  AND
                                                                 REDEMPTIONS)
--------------------------------------------------------------------------------
Growth Fund          One Year         -19.17%     -19.98%         -10.83%
--------------------------------------------------------------------------------
                     Five Years         1.70%      -0.28%           1.57%
--------------------------------------------------------------------------------
                     Ten Years          6.90%       4.70%           5.34%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Capital Income Fund  One Year          -8.69%      -8.72%          -5.31%
--------------------------------------------------------------------------------
                     Five Years         3.74%       1.71%           2.87%
--------------------------------------------------------------------------------
                     Ten Years          8.41%       6.28%           6.42%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Multiple Index Trust One Year         -18.16%     -18.13%         -11.13%
--------------------------------------------------------------------------------
                     Life of Fund*      1.43%       0.97%           1.05%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Trust          One Year         -27.03%     -27.03%         -16.60%
--------------------------------------------------------------------------------
                     Five Years         4.14%       2.45%           2.86%
--------------------------------------------------------------------------------
                     Life of Fund**     7.94%       6.36%           6.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Treasuries Trust     One Year           2.17%       0.40%           1.30%
--------------------------------------------------------------------------------
                     Life of Fund*      6.32%       4.14%           4.02%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* For the period beginning July 7, 1997 (commencement of operations) to May 31, 2002.
** For the period beginning November 2, 1992 (commencement of operations) to May 31, 2002.

      AVERAGE ANNUAL TOTAL RETURN (after Taxes on Distributions) - The Funds' quotations of average annual total return (after taxes on distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

                                      (n)
                              P(1 + T)    = ATV
                                               (D)
      Where:
                  "P"        =    represents a hypothetical  initial investment
                                   of $1,000;
                  "T"        =    represents average annual total return;
                  "n"        =    represents the number of years; and
                  "ATV(D)"   =    represents    the   ending   value   of   the
                                  hypothetical initial investment after taxes on distributions, not after taxes on redemption.
                                  Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATV(D) will be adjusted to reflect the effect of any absorption of Fund expenses by the Investment
                                  Adviser.

      AVERAGE ANNUAL TOTAL RETURN (after Taxes on Distributions  and Redemption)
- The Funds' quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:


                                      (n)
                              P(1 + T)    = ATV
                                               (DR)


      Where:
                  "P"        =    represents a hypothetical  initial investment
                                   of $1,000;
                  "T"        =    represents average annual total return;
                  "n"        =    represents the number of years; and
                  "ATV(DR)"  =    represents  the  ending  redeemable  value of
                                  the  hypothetical   initial  investment  after
                                  taxes   on   distributions   and   redemption.
                                  Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATV(DR) will be adjusted to reflect the effect of any absorption of Fund expenses by the Investment
                                  Adviser.

      NON-STANDARDIZED RETURNS - Each Fund may include average annual Non-Standardized Returns in Performance Advertisements that is calculated according to the formula described above except that contingent deferred sales charges are not taken into account. In addition, each Fund may include aggregate Non-Standardized Return in Performance Advertisements. Aggregate Non-Standardized Return is calculated by subtracting the beginning value of an investment in a Fund from the value of the investment at the end of the period and dividing the remainder by the beginning value. For purposes of the calculation, it is assumed that the beginning value is $1,000 and that dividends and other distributions are reinvested. In addition, contingent deferred sales charges are not taken into account. The average annual Non-Standardized Returns and the aggregate Non-Standardized Return for each Fund are set forth in the chart below.





--------------------------------------------------------------------------

                                                         AVERAGE
                                     AVERAGE             ANNUAL
                                     ANNUAL              AGGREGATE
                                     NON-STANDARIZED     NON-STANDARIZED
FUND            PERIOD ENDED         RETURN              RETURN
                MAY 31, 2002
--------------------------------------------------------------------------
Growth Fund     One Year             -17.94%             N/A
--------------------------------------------------------------------------
                Five Years              1.70%            N/A
--------------------------------------------------------------------------
                Ten Years               6.90%            N/A
--------------------------------------------------------------------------
                Life of Fund*        N/A                 313.71%
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Capital Income  One Year               -7.30%            N/A
Fund
--------------------------------------------------------------------------

--------------------------------------------------------------------------
                Five Years              3.74%            N/A
--------------------------------------------------------------------------
                Ten Years               8.41%            N/A
--------------------------------------------------------------------------
                Life of Fund**       N/A                 166.47%
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Multiple Index  One Year             -16.89              N/A
Trust
--------------------------------------------------------------------------
                Life of Fund+           1.72%
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Value Trust     One Year             -25.92%             N/A
--------------------------------------------------------------------------
                Five Years              4.14%            N/A
--------------------------------------------------------------------------
                Life of Fund***         7.94%            107.99%
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Treasuries      One Year                3.67%            N/A
Trust
--------------------------------------------------------------------------
                Life of Fund+           6.56%            36.68%
--------------------------------------------------------------------------

--------------------------------------------------------------------------

* For the period beginning June 14, 1985 (commencement of operations) to May 31, 2002.
** For the period beginning April 12, 1988, (commencement of operations) to May 31, 2002.
*** For the period beginning November 2, 1992 (commencement of operations) to May 31, 2002. + For the period beginning July 2, 1997 (commencement of operations) to May 31, 2002.

      The average annual Non-Standardized return for the Multiple Index Trust and the Treasuries Trust for the fiscal year ended May 31, 2002 was -16.89% and 3.67%, respectively. The average annual Non-Standardized Return for the period from July 2, 1997 (commencement of operations) to May 31, 2002 for Multiple Index Trust and the Treasuries Trust was 1.72 % and 6.56%, respectively. The average annual Non-Standardized Return for the Growth Fund for the fiscal year ended May 31, 2002, for the five years ended May 31, 2002, and for the ten years ended May 31, 2002 was -17.94%, 1.70%, and 6.90%, respectively. The average annual Non-Standardized Return for the Capital Income Fund for the fiscal year ended May 31, 2002, for the five years ended May 31, 2001, and for the ten years ended May 31, 2002 was -7.30%, 3.74%, and 8.41%, respectively. The average annual Non-Standardized Return for the Value Trust for the fiscal year ended May 31, 2002, for the five years ended May 31, 2002 and for the period from November 2, 1992 (commencement of operations) to May 31, 2002 was -25.92%, 4.14% and 7.94%, respectively.

      The aggregate Non-Standardized Return for the Growth Fund for the period from its inception on June 14, 1985 to May 31, 2002 was 313.71%. The aggregate Non-Standardized Return for the Capital Income Fund for the period from its inception on April 12, 1988 to May 31, 2002 was 166.47%. The aggregate Non-Standardized Return for the Value Trust for the period from its inception on November 2, 1992 to May 31, 2002 was 107.99%. The aggregate Non-Standardized Return for the Treasuries Trust for the period from its inception on July 2, 1997 to May 31, 2002 was 36.68%. The aggregate Non-Standardized Return for the Multiple Index Trust for the period from its inception on July 2, 1997 to May 31, 2001 was 8.75%.

OTHER INFORMATION

      In connection with communicating a Fund's performance information to current or prospective shareholders, the Trust also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or other unmanaged indexes that may assume reinvestment of distributions but generally do not reflect deductions for administrative and management costs.


                                    TAXATION

TAXATION OF THE FUNDS - GENERAL

      Each Fund is treated as a separate corporation for federal income tax purposes and intends to continue to qualify for treatment as a RIC. By doing so, it will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions, if any, and determined without regard to any deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

      To continue to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (b) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer ("Diversification Requirements").

      If a Fund failed to qualify for  treatment as a RIC for any taxable  year,
(1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

TAXATION OF INVESTMENTS IN UNDERLYING FUNDS

      The Growth Fund, the Capital Income Fund and the Multiple Index Trust ("Investing Funds") each intends to invest only in underlying funds that intend to qualify for treatment as RICs under the Code. If an underlying fund failed to qualify for that treatment, it would be subject to federal income tax on its income and gains and might adversely affect an Investing Fund's ability to satisfy the Diversification Requirements and thereby its ability to qualify as a RIC. No assurance can be given, however, that an underlying fund will qualify for treatment as a RIC.

      An Investing Fund's redemption of shares it holds in an underlying fund will result in taxable gain or loss to the Fund, depending on whether the redemption proceeds are more or less than its adjusted basis in the redeemed shares (which normally includes any sales charge paid on them); an exchange of an underlying fund's shares for shares of another underlying fund normally will have similar tax consequences. However, if an Investing Fund disposes of an underlying fund's shares ("original shares") within 90 days after its purchase thereof and subsequently reacquires shares of that underlying fund or acquires shares of another underlying fund on which a sales charge normally is imposed ("replacement shares"), without paying the sales charge (or paying a reduced charge) due to an exchange privilege or a reinstatement privilege, then (1) any gain on the disposition of the original shares will be increased, or the loss thereon decreased, by the amount of the sales charge paid when those shares were acquired and (2) that amount will increase the adjusted basis in the replacement shares that were subsequently acquired.

TAXATION OF SHAREHOLDERS

      Dividends and other distributions a Fund declares in December generally are taxable to its shareholders as though received on December 31 if paid to them during the following January. Accordingly, those distributions will be taxed to the shareholders for the taxable year in which that December 31 falls.

      A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion for a Fund may not exceed the aggregate dividends it receives either directly from U.S. corporations or indirectly from those corporations through underlying funds in which it invests. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. It is not anticipated that any part of the distributions by the Treasuries Trust (which invests exclusively in debt securities and thus receives no dividend income) will be eligible for this deduction.

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. If a shareholder purchases Fund shares within thirty days before or after redeeming other shares of that Fund at a loss, all or part of that loss will not be deductible and instead will increase the basis in the newly purchased shares. If shares are purchased shortly before the record date for any dividend or capital gain distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

      The maximum tax rate applicable to a non-corporate taxpayer's net capital gain recognized on the disposition of capital assets held for more than one year generally is 20% (10% for taxpayers in the 15% marginal tax bracket).

      Each Fund is required to withhold 30.5% (30% during 2002) of all dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at those rates also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

      QUALIFIED   RETIREMENT   PLANS.  An  investment  in  Fund  shares  may  be
appropriate for individual retirement accounts (including "Roth IRAs"), tax-deferred annuity plans under section 403(b) of the Internal Revenue Code of 1986, as amended ("Code"), self-employed individual retirement plans (commonly referred to as "Keogh plans"), simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans (including section 401(k) plans). Dividends and capital gain distributions received on Fund shares held by any of these accounts or plans are automatically reinvested in additional Fund shares, and taxation thereof is deferred until distributed by the account or plan. Investors who are considering establishing such an account or plan may wish to consult their attorneys or other tax advisers with respect to individual tax questions. The option of investing in these accounts or plans through regular payroll deductions may be arranged with Distributors and the employer.

ZERO COUPON AND PAYMENT-IN-KIND SECURITIES (TREASURIES TRUST)

      The Treasuries Trust may acquire zero coupon securities or other securities issued with original issue discount ("OID"), such as "stripped" U.S. Treasury securities. As a holder of those securities, the Fund annually must include in its income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, the Fund must include in its gross income securities it receives as "interest" on payment in kind securities. Because the Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from its cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

FOREIGN INCOME AND GAINS (UNDERLYING FUNDS AND VALUE TRUST)

      Dividends and interest an underlying fund receives, and gains it realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      Underlying funds may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, an underlying fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders (including an Investing Fund). The balance of the PFIC income will be included in the underlying fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. If an underlying fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the underlying fund will be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which it probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the underlying fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      An underlying fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the underlying fund's adjusted basis therein as of the end of that year. Pursuant to the election, an underlying fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the underlying fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). An underlying fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

      Section 988 of the Code also may apply to forward currency contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 (see below) and 988, special provisions determine the character and timing of any income, gain or loss.

      The  Value  Trust  also  may  invest  in  foreign  securities,   with  the
consequences described above.

HEDGING STRATEGIES (UNDERLYING FUNDS AND VALUE TRUST)

      The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses an underlying fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts derived by an underlying fund with respect to its business of investing in securities or those currencies, will be treated as qualifying as permissible income under the Income Requirement.

      Certain futures, foreign currency, contracts and listed non-equity options (such as those on a securities index) in which the underlying funds may invest will be "section 1256 contracts." Section 1256 contracts an underlying fund holds at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which an underlying fund has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.
Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

      Code section 1092 (dealing with straddles) also may affect the taxation of certain hedging instruments in which an underlying fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward contracts are personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If an underlying fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions are not entirely clear.

      If an underlying fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by an underlying fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by an underlying fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the underlying fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      The  Value  Trust  also  may  engage  in  hedging  strategies,   with  the
consequences described above.


               CUSTODIANS, TRANSFER AND DIVIDEND DISBURSING AGENT

      Custodial Trust Company ("CTC"), 101 Carnegie Center, Princeton, New Jersey 08540-6231 is the custodian for the Multiple Index Trust, the Treasuries Trust and the Value Trust. The Value Trust borrows money from CTC in connection with its leveraging activities. Branch Banking and Trust Company, 223 West Nash Street, Wilson, North Carolina 27894, serves as the custodian for the Growth Fund and the Capital Income Fund.

      State Street Bank and Trust Company, Two Heritage Drive, North Quincy, Massachusetts 02171 is the Trust's transfer and dividend disbursing agent.


                             INDEPENDENT ACCOUNTANTS

      PricewaterhouseCoopers LLP, 250 West Pratt Street, Baltimore, Maryland 21201, serves as the Trust's independent accountants.


                                OTHER INFORMATION

      The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust states that no shareholder as such shall be subject to any personal liability whatsoever to any person in connection with Trust property or the acts, omissions, obligations or affairs of the Trust. It also states that every written obligation, contract, instrument, certificate, share, other security of the Trust or undertaking made or issued by the Trustees may recite, in substance, that the same is executed or made by them not individually, but as Trustees under the Declaration of Trust, and that the obligations of the Trust under any such instrument are not binding upon any of the Trust's Trustees or shareholders individually, but bind only the Trust estate, and may contain any further recital which they or he may deem applicable, but the omission of such recital shall not operate to bind the Trustees or shareholders individually.

      The Declaration of Trust further provides that the Trust shall indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of his being or having been a shareholder, and shall reimburse such shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

      The Trust, the Adviser and Distributors have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. Subject to certain limitations, the Code of Ethics permits persons subject to the Code to invest in securities, including securities that may be purchased or held by the Funds.

      The Prospectus relating to the Funds and this SAI do not contain all the information included in the Trust's registration statement filed with the SEC under the Securities Act of 1933 and the 1940 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

      Statements contained in the Prospectus and this SAI as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contracts or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


                              FINANCIAL STATEMENTS

      The annual report to shareholders of the funds for the year ended May 31, 2002, which includes the financial statements and financial highlights, is hereby incorporated by reference.

                                   APPENDIX A

                         DESCRIPTION OF COMMERCIAL PAPER
                                AND BOND RATINGS

DESCRIPTION OF MOODY'S SHORT-TERM DEBT RATINGS

      Prime-1. Issuers (or supporting institutions) rated Prime-1 ("P-1") have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

      Prime-2. Issuers (or supporting institutions) rated Prime-2 ("P-2") have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS

      A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

      A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

      A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

DESCRIPTION OF MOODY'S LONG-TERM DEBT RATINGS

      Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

      A. Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa. Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca. Bonds which are rated Ca are present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates amid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

      AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

      B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

      CCC. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC. The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

      C. The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      CI. The rating CI is reserved for income bonds on which no interest is being paid.

      D. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are in jeopardy.

                                   APPENDIX B

                               HEDGING STRATEGIES

GENERAL DESCRIPTION OF HEDGING STRATEGIES

      The Adviser may engage in a variety of strategies ("Hedging Strategies") involving the use of certain financial instruments, including options, futures contracts (sometimes referred to as "futures") and options on futures contracts to attempt to hedge the portfolio of the Value Trust. The Adviser may also hedge currency risks associated with these Funds' investments in foreign securities through the use of forwarding foreign currency contracts. An underlying fund may also engage in Hedging Strategies.

      Hedging Strategies are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Hedging Strategies on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest. Hedging Strategies on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

      The use of Hedging Strategies is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Funds' ability to use Hedging Strategies will be limited by tax considerations.

SPECIAL RISKS OF HEDGING STRATEGIES

      The use of Hedging Strategies involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow:

      (1) Successful use of most Hedging Strategies depends upon the Adviser's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular hedging strategy adopted will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of a Hedging Strategy and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which hedging instruments are traded. The effectiveness of Hedging Strategies on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      (3) Hedging Strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, Hedging Strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

      (4) A Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in hedging instruments involving obligations to third parties (I.E., hedging instruments other than purchased options). If the Fund were unable to close out its positions in such hedging instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the opposite party to the transaction to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

COVER FOR HEDGING STRATEGIES

      The Funds will not use Hedging Strategies for speculative purposes or for purposes of leverage, although an underlying fund may do so. Hedging Strategies, other than purchased options, expose the Funds to an obligation to another party. The Funds will not enter into any such transactions unless they own either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash, receivables and short-term debt securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for Hedging Strategies and will, if the guidelines so require, set aside cash or liquid, high-grade debt securities in a segregated account with their custodian in the prescribed amount.

      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS ACTIVITIES

      Each Fund, either directly or through an underlying fund, may write (i.e., sell) call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if the fund owns the optioned securities. When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at anytime during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forego any gain from an increase in the market price of the underlying security over the exercise price. Each Fund also is authorized to


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

write covered call options, but has no intention of doing so during the current fiscal year.

      Each Fund, either directly or through an underlying fund, may purchase a call on securities only to effect a "closing transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the fund on which it wishes to terminate its obligation. If the fund is unable to effect a closing transaction, it will not be able to sell the underlying security until the call previously written by the fund expires (or until the call is exercised and the fund delivers the underlying security).

      Each Fund, either directly or through an underlying fund, may also may write and purchase put options ("puts"). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period. When a fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index puts, which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.

      A fund's option positions may be closed out only on an exchange that provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at any given time for any particular option. In this regard, trading in options on certain securities (such as U.S. Government securities) is relatively new, so that it is impossible to predict to what extent liquid markets will develop or continue. Closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the funds will enter into OTC options with dealers that agree to enter into, and that are expected to be capable of entering into, closing transactions with the fund, there can be no assurance that the fund would be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the contra-party, the fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, which would result in the fund having to exercise those options that it has purchased in order to realize any profit. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, because the fund must maintain a covered position with respect to any call option it writes on a security or stock index, the fund may not sell the underlying security or invest any cash, U.S. Government securities or short-term debt securities used to cover the option during the period it is obligated under such option. This requirement may impair the fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

      An underlying fund's custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the fund has written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

      In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation ("OCC") has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

      In view of the risks involved in using the options strategies described above, each Fund that engages directly in options activities has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified without shareholder vote:

            (1) a Fund will write only covered options and each such option will remain covered so long as the Fund is obligated under the option;

            (2) a Fund will not write call or put options having aggregate exercise prices greater than 25% of its net assets; and

            (3) a Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by the Funds, does not exceed 5% of the Fund's total assets.

      The Funds' activities in the option markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Funds also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of or as a result of market movements.

FUTURES CONTRACTS

      The Value Trust may enter into futures contracts for the purchase or sale of debt securities and stock indexes. The Growth Fund, the Capital Income Fund and the Multiple Index Trust, through an underlying fund, may also do so. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" that, through their clearing corporation, guarantee performance of the contracts.

      Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of debt securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if an underlying fund holds long-term U.S. Government securities and it anticipates a rise in long-term interest rates (and therefore a decline in the value of those securities), it could, in lieu of disposing of those securities, enter into futures contracts for the sale of similar long-term securities. If rates thereafter increase and the value of the fund's portfolio securities thus declines, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of debt securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if an underlying fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize.

      A stock index futures contract may be used to hedge an underlying fund's portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based.

      There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position that is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into futures contracts on debt securities or stock indexes.

      In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

      Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make variation margin deposits.

      As is the case with options, the Funds' activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, the Funds also may save on commissions by using futures contracts as a hedge rather than buying or selling individual securities in anticipation of or as a result of market movements.

      In view of the risks involved in using the futures strategies that are described above, each of these Funds has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified without shareholder vote.

               (1) a Fund will not purchase or sell futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and related options and premiums paid for related options would exceed 5% of the Fund's total assets; and

               (2) futures contracts and related options will not be purchased if immediately thereafter more than 30% of the Fund's total assets would be so invested.

OPTIONS ON FUTURES CONTRACTS

      The Value Trust may purchase and write (sell) put and call options on futures contracts. The Growth Fund, the Capital Income Fund and the Multiple Index Trust, through an underlying fund, also may do so. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A fund may purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

      Each Fund, either directly or indirectly through an underlying fund, also may purchase put options on interest rate and stock index futures contracts. As with options on securities, the holder of an option on a futures contract may terminate its position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. An underlying fund is required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above and, in addition, net option premiums received will be included as initial margin deposits.

      In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There can be no certainty that liquid secondary markets for all options on futures contracts will develop. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to an underlying fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the fund when the use of a futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.


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

FORWARD AND FOREIGN CURRENCY CONTRACTS

      The Value Trust may use forward or foreign currency contracts to protect against uncertainty in the level of future foreign currency exchange rates. The Growth Fund, the Capital Income Fund and the Multiple Index Trust, through an underlying fund, also may do so. The Funds will not speculate with forward currency contracts or foreign currency exchange rates.

      The Value Trust may enter into forward currency contracts with respect to specific transactions. The Growth Fund, the Capital Income Fund and the Multiple Index Trust, through an underlying fund, also may do so. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or the Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds or anticipates purchasing, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurately any potential gain that might result should the value of such currency increase during the contract period.

      The Value Trust also may hedge by using forward currency contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that the Adviser believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. The Growth Fund, the Capital Income Fund and the Multiple Index Trust, through an underlying fund, may also do so. For example, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

      The precise matching of the forward amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if the market value of the security exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The Fund may enter into forward contracts or maintain a net exposure on such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or (2) the Fund maintains cash, U.S. Government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of the Fund's total assets committed to the consummation of the contract which value must be marked to market daily. Under normal circumstances, consideration of the prospect for currency parties will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

      At or before the maturity date of a forward contract requiring the Fund to sell a currency, the Value Trust may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

      The cost to the Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

      Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


                                       50